Notes To The Consolidated Statements Of Cash Flows - Additional Information (Detail)		1 Months Ended	12 Months Ended
		Sep. 30, 2021 HKD ($) shares	Dec. 31, 2022 HKD ($) shares	Dec. 31, 2021 HKD ($) shares	Dec. 31, 2020 HKD ($)	Dec. 31, 2022 $ / shares shares	Apr. 30, 2022 $ / shares	Jan. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares shares
Notes To The Consolidated Statement Of Cash Flows [Line Items]
Purchasing financial assets				$ 181,633,667	$ 148,671,602
Peoceeds from Disposel of equity linked notes by subsidiary					195,789,033
Gain recognized on investment of equity linked notes				119,113,730	$ 82,948,667
Acquisition of financial assets at fair value through profit or loss				163,180,000
Disposal of financial assets at fair value through profit or loss				$ 196,036,584
Proceeds from issue of shares			$ 195,265,523
Par value per share | $ / shares							$ 4.28	$ 4.28
Consideration Paid Through Transfer Of Listed Equity Investments			$ 196,592,400
Class A ordinary shares [Member]
Notes To The Consolidated Statement Of Cash Flows [Line Items]
Repurchase of ordinary shares | shares	[1]			0
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares			1,856,436
Number of shares issued | shares						144,077,210			62,327,851
Par value per share | $ / shares						$ 0.0001			$ 0.0001
Class B Ordinary Shares [Member]
Notes To The Consolidated Statement Of Cash Flows [Line Items]
Repurchase of ordinary shares | shares		69,144,673	36,923,963	69,144,673
Proceeds from issue of shares		$ 5,000,000,000	$ 2,500,000,000	$ 5,000,000,000
Number of shares issued | shares						233,526,979			183,283,628
Par value per share | $ / shares						$ 0.0001			$ 0.0001
Fellow Subsidiaries [Member]
Notes To The Consolidated Statement Of Cash Flows [Line Items]
Gain recognized on investment of equity linked notes			$ 5,998,446	$ 5,998,446
Private Investor [Member]
Notes To The Consolidated Statement Of Cash Flows [Line Items]
Number of shares issued | shares						5,852,805
Par value per share | $ / shares						$ 4.28

[1]
On September 30, 2021 and December 31,2022, the Company repurchased
69,144,673

and 36,923,963 ,respectively,
Class B ordinary shares from the immediate holding company, amounting to
HK$5,000,000,000 and HK$2,500,000,000.

Details on
N
ote 28.